LEASES - Information related to operating lease activity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating lease rental expense
Amortization of right-of-use assets	$ 109,251	$ 108,565
Expense for short-term leases within 12 months	6,778	6,669
Interest of lease liabilities	6,889	5,130
Total operating lease rental expense	$ 122,918	$ 120,364